Share-based Compensation And Incentive Plans (Summary Of Share-Based Compensation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown of share based compensation expense [Line Items]
Share-based compensation	$ 12	$ 18	$ 18
Income tax benefit recognized in net income for share-based compensation	4	6	7
Incremental compensation cost	0	$ 8	$ 2
Cost of Sales
Breakdown of share based compensation expense [Line Items]
Share-based compensation	3
Selling, General and Administrative Expenses
Breakdown of share based compensation expense [Line Items]
Share-based compensation	$ 9